Fair value measurement - Summary of Financial Liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Financial liabilities	€ 1,455,373	€ 1,403,911
Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	870,059	960,377
Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	585,313	443,534
FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	174,693	216,024
FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	2,186	2,362
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	1,278,494	1,185,525
Derivative financial instruments
Disclosure of financial liabilities [line items]
Financial liabilities	2,186	2,362
Derivative financial instruments | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Derivative financial instruments | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	2,186	2,362
Derivative financial instruments | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Derivative financial instruments | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Derivative financial instruments | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	2,186	2,362
Derivative financial instruments | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-current borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	112,747	184,880
Non-current borrowings | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-current borrowings | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	112,747	184,880
Non-current borrowings | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-current borrowings | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-current borrowings | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-current borrowings | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	112,747	184,880
Current borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	283,077	286,175
Current borrowings | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Current borrowings | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	283,077	286,175
Current borrowings | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Current borrowings | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Current borrowings | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Current borrowings | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	283,077	286,175
Other non-current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	151,712	178,793
Other non-current financial liabilities | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Other non-current financial liabilities | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	151,712	178,766
Other non-current financial liabilities | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	27
Other non-current financial liabilities | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	151,320	178,766
Other non-current financial liabilities | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Other non-current financial liabilities | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	392	27
Other current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	23,373	37,258
Other current financial liabilities | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Other current financial liabilities | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	23,373	37,258
Other current financial liabilities | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Other current financial liabilities | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	23,373	37,258
Other current financial liabilities | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Other current financial liabilities | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Trade payables and customer advances
Disclosure of financial liabilities [line items]
Financial liabilities	296,965	270,936
Trade payables and customer advances | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Trade payables and customer advances | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	296,964	270,936
Trade payables and customer advances | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Trade payables and customer advances | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Trade payables and customer advances | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Trade payables and customer advances | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	296,965	270,936
Lease liabilities – Current/Non-current
Disclosure of financial liabilities [line items]
Financial liabilities	585,313	443,507
Lease liabilities – Current/Non-current | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities – Current/Non-current | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities – Current/Non-current | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	585,313	443,507
Lease liabilities – Current/Non-current | FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities – Current/Non-current | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Lease liabilities – Current/Non-current | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	€ 585,313	€ 443,507